Nature of Operations and Basis of Presentation (Details) $ / shares in Units, shares in Millions		3 Months Ended
	Apr. 11, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) drilling_unit segment	Apr. 10, 2019 USD ($) $ / shares	Jan. 28, 2019 $ / shares	Jan. 01, 2019 USD ($)
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Operating Lease, Liability		$ 13,700,000			$ 14,500,000
Number of Operating Segments | segment		3
Number of ultra-deepwater drillships | drilling_unit		4
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit		21
Operating Lease, Right-of-Use Asset		$ 12,300,000			$ 13,200,000
Number of jackups leased by ARO		9
Contracts between ARO and Saudi Aramco		2
Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit		7
Period Of Joint Venture Funding Of Drilling Rigs		10 years
Saudi Arabia Joint Venture [Member] | Saudi Aramco [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Parent Company [Member] | Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Ensco [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.10
Subsequent Event [Member] | Ensco [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Shares Received by Rowan Shareholders for Rowan Ensco merge | $ / shares	$ 2.750
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	88.3
Subsequent Event [Member] | Rowan [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Business Combination, Consideration Transferred	$ 1,400,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 43.67
Share Price | $ / shares			$ 15.88
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	$ 2,600,000
Maximum [Member] | Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number Of Drilling Rigs To Be Purchased By Joint Venture | drilling_unit		20